CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Direct financing lease interest income - related parties	$ 97,757	$ 119,445	$ 147,498
Direct financing and sales-type lease interest income - other	6,859	7,332	3,870
Finance lease service revenues - related parties	69,992	76,876	88,953
Profit sharing revenues - related parties	482	30,566	33,018
Time charter revenues - related parties	660	698	0
Time charter revenues - other	28,789	3,731	2,836
Bareboat charter revenues - related parties	21,276	21,863	20,402
Bareboat charter revenues - other	69,003	47,064	48,452
Other operating income	296	485	191
Total operating revenues	295,114	308,060	345,220
Gain on sale of assets	8,468	28,104	24,721
Operating expenses
Ship operating expenses - related parties	71,283	78,289	88,953
Ship operating expenses - other	9,780	2,732	2,541
Depreciation	49,929	34,201	30,236
Vessel impairment charge	0	0	26,756
Administrative expenses - related parties	504	424	411
Administrative expenses - other	9,381	8,673	11,780
Total operating expenses	140,877	124,319	160,677
Net operating income	162,705	211,845	209,264
Non-operating income / (expense)
Interest income - related parties, associated companies	19,575	19,575	0
Interest income - related parties, other	0	493	0
Interest income -other	3,826	1,039	240
Interest expense - related parties	0	(3,121)	(15,923)
Interest expense - other	(103,378)	(98,311)	(101,152)
Gain/(loss) on purchase of bonds	521	(13)	20,600
Gain on sale of investment in associated company	4,064	0	0
Long-term investment impairment charge	0	0	(7,110)
Other financial items, net	(7,040)	(16,208)	11,050
Net income before equity in earnings of associated companies	80,273	115,299	116,969
Equity in earnings of associated companies	50,902	50,413	75,629
Net income	$ 131,175	$ 165,712	$ 192,598
Per share information:
Basic earnings per share (in dollars per share)	$ 1.66	$ 2.10	$ 2.59
Diluted earnings per share (in dollars per share)	$ 1.62	$ 2.09	$ 2.59